Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Capital Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance, shares at Nov. 30, 2018	18,252,243
Beginning balance at Nov. 30, 2018	$ 44,327,952	$ 45,110,873	$ 284,421	$ (85,620,939)	$ 4,102,307
Stock options to employees (Note 7)		2,274			2,274
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9), shares	3,673,334
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9)	$ 953,549	(927,095)			26,454
Net loss				(3,224,449)	(3,224,449)
Ending balance, shares at Feb. 28, 2019	21,925,577
Ending balance at Feb. 28, 2019	$ 45,281,501	44,186,052	284,421	(88,845,388)	906,586
Beginning balance, shares at Nov. 30, 2019	22,085,856
Beginning balance at Nov. 30, 2019	$ 45,561,222	44,167,721	284,421	(93,705,585)	(3,692,221)
Stock options to employees (Note 7)		53,749			53,749
Cashless exercise of 2018 Pre-Funded Warrants (Note 9), shares	1,592,249
Cashless exercise of 2018 Pre-Funded Warrants (Note 9), amount	$ 583,190	(583,180)			0
Beneficial conversion feature related to Debentures (Note 5)		552,119			552,119
Net loss				(1,747,376)	(1,747,373)
Ending balance, shares at Feb. 29, 2020	23,678,105
Ending balance at Feb. 29, 2020	$ 46,144,402	$ 44,190,409	$ 284,421	$ (95,452,958)	$ (4,833,726)